Related Party Transactions and Balance (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Nov. 22, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions and Balance [Line Items]
Other current liabilities balance		¥ 27,157		$ 3,792	¥ 20,067
Received amount		2			480
Outsourcing Service Agreements [Member] | Shanghai Three Drivers Culture Media Co., Limited [Member]
Related Party Transactions and Balance [Line Items]
Other current assets		861
Other current liabilities balance					813
Related Party [Member] | Outsourcing Service Agreements [Member] | Shanghai Three Drivers Culture Media Co., Limited [Member]
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses		4,599	¥ 2,760
Related Party [Member] | Promotion Service Agreements [Member] | Shanghai Three Drivers Culture Media Co., Limited [Member]
Related Party Transactions and Balance [Line Items]
Related party expenses		6,730
Chief Executive Officer [Member]
Related Party Transactions and Balance [Line Items]
Other current liabilities balance					9,112
Received amount		21,618
Mr. Hui Yuan [Member]
Related Party Transactions and Balance [Line Items]
Loan received	¥ 1,500
Interest rate	3.45%
Loan payable		¥ 1,000			¥ 1,000